Vessel Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disaggregation of Revenue [Abstract]
Voyage charter revenues	$ 1,310,662	$ 389,119
Total vessel revenues	12,478,424	56,012,683
Trade accounts receivable trade, net	661,199		$ 4,132,282
Decrease in accounts receivable	(3,445,393)	(5,817,705)
Deferred liabilities	859,643		310,000
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 6,518,240	5,519,288
Time Charter [Member] | Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	1 month
Time Charter [Member] | Maximum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	12 months
Voyage Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage charter revenues	$ 1,310,662	389,119
Trade accounts receivable trade, net	72,917		303,577
Decrease in accounts receivable	(230,660)
Deferred assets	0		0
Deferred liabilities	0		$ 0
Pool [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 4,649,522	$ 50,104,276
Pool [Member] | Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	6 months